INCOME TAXES (Schedule Of Loss Before Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ (21,890)	$ (24,353)	$ (23,116)
Foreign	15,047	(23,453)	(9,329)
Loss before taxes on income	$ (6,843)	$ (47,806)	$ (32,445)